UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: April 30th

Date of Reporting Period: May 1, 2025 – October 31, 2025

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the The Disciplined Growth Investors Fund for the period of May 1, 2025 to October 31, 2025. Please contact us at 1-855-DGI-FUND (344-3863) or dgifund@paralel.com or visit our website at https://www.dgifund.com/geeks-lawyers/literature-forms for additional information.

This report describes changes to the Fund that occurred during the reporting period.

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

DGIFX

THE DISCIPLINED GROWTH INVESTORS FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Disciplined Growth Investors Fund	$43	0.78%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	The Disciplined Growth Investors Fund	S&P 500 Total Return Index
Oct'15	10,000	10,000
Apr'16	10,140	10,043
Apr'17	11,657	11,843
Apr'18	12,794	13,414
Apr'19	14,680	15,224
Apr'20	13,977	15,356
Apr'21	20,547	22,416
Apr'22	18,110	22,464
Apr'23	18,412	23,063
Apr'24	26,690	28,289
Apr'25	24,987	31,711
Oct'25	29,954	39,196

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$586,969,912
# of Portfolio Holdings	143
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$2,193,319

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
The Disciplined Growth Investors Fund	12.12%	13.19%	11.60%
S&P 500 Total Return Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call 1-855-DGI-FUND (344-3868) or visit https://www.dgifund.com/geeks-lawyers/literature-forms for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY SECTOR ALLOCATION

(Expressed as % of Net Assets)

Value	Value
Money Market	0.54%
Communications	1.60%
Consumer Staples	1.64%
Materials	2.16%
Financials	3.79%
Health Care	4.32%
Utilities	6.18%
Consumer Discretionary	6.30%
Government	6.97%
Energy	9.89%
Industrials	14.17%
Technology	42.20%
Other Assets	0.24%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Net Assets)

Value	Value
BBB-	0.25%
BBB	5.82%
BBB+	6.83%
A-	4.20%
A	2.78%
A+	0.47%
AA	0.54%
AA+	4.45%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade. The securities include in the not rated "NR” category are not rated by S&P Global Ratings and may be rated by other NRSROs.

TOP 10 HOLDINGS

(Expressed as a % of Net Assets)

Pure Storage, Inc.	6.46%
Arista Networks, Inc.	5.03%
Super Micro Computer, Inc.	4.10%
Garmin Ltd.	3.66%
Cognex Corp.	3.17%
Plexus Corp.	2.61%
Coterra Energy, Inc.	2.54%
Expand Energy Corp.	2.43%
United States Treasury Note/Bond	2.39%
Alarm.com Holdings, Inc.	2.36%

ASSET WEIGHTING

(Expressed as % of Net Assets)

Value	Value
Common Stocks	70.24%
Corporate Bonds	20.06%
U.S. Treasury Obligations	6.97%
Foreign Corporate Bonds	1.96%
Money Market Funds	0.54%
Other Assets	0.20%

THE DISCIPLINED GROWTH INVESTORS FUND

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

DGIFX

1-855-DGI-FUND (344-3863)

dgifund@paralel.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.dgifund.com/geeks-lawyers/literature-forms.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes that occurred during the period ended October 31, 2025. The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This semi-annual shareholder report contains important information about the Vulcan Value Partners Fund Institutional Class shares for the period of May 1, 2025 to October 31, 2025. Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

Institutional Class:

VVILX

VULCAN VALUE PARTNERS FUND

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Institutional Class	$45	0.85%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark and a supplemental index.

TOTAL RETURN BASED ON A $1,000,000 INVESTMENT

	Institutional Class	S&P 500 Index	Russell 1000 Value Index
May'19	1000000	1000000	1000000
Apr'20	971676	1016245	897312
Apr'21	1545139	1483535	1309404
Apr'22	1193717	1486696	1326663
Apr'23	1160581	1526305	1342755
Apr'24	1542835	1872191	1522979
Apr'25	1639794	2098654	1653198
Oct'25	1814266	2593993	1872300

The chart above represents historical performance of an investment of $1,000,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$351,126,314
# of Portfolio Holdings	30
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,466,274

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception (May 1, 2019)
Institutional Class	9.69%	9.86%	9.60%
S&P 500 Index	21.45%	17.64%	15.79%
Russell 1000 Value Index	11.15%	14.28%	10.13%

Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software 16.70%
Health Care Management Services 10.83%
Asset Managers & Custodians 9.17%
Transaction Processing Services 7.60%
Real Estate Services 5.44%
Aerospace 5.33%
Health Care Services 4.42%
Diversified Retailers 4.41%
Specialty Retailers 4.34%
Reinsurance 4.26%
Restaurants & Bars 4.10%
Insurance Brokers 3.74%
Semiconductors 3.70%
Machinery: Tools 3.52%
Consumer Digital Services 3.29%
Biotechnology 2.78%
Professional Business Support Services 2.32%
Distillers & Vintners 2.08%
Containers & Packaging 1.30%
Cash/cash Equivalent 0.67%

Value	Value
Cash/cash Equivalent	0.67%
Containers & Packaging	1.30%
Distillers & Vintners	2.08%
Professional Business Support Services	2.32%
Biotechnology	2.78%
Consumer Digital Services	3.29%
Machinery: Tools	3.52%
Semiconductors	3.70%
Insurance Brokers	3.74%
Restaurants & Bars	4.10%
Reinsurance	4.26%
Specialty Retailers	4.34%
Diversified Retailers	4.41%
Health Care Services	4.42%
Aerospace	5.33%
Real Estate Services	5.44%
Transaction Processing Services	7.60%
Asset Managers & Custodians	9.17%
Health Care Management Services	10.83%
Software	16.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Switzerland	1.67%
United Kingdom	2.08%
Israel	4.17%
France	6.43%
United States	85.65%

VULCAN VALUE PARTNERS FUND

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

Institutional Class:

VVILX

1-877-421-5078

clientservice@vulcanvaluepartners.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.85%.

This semi-annual shareholder report contains important information about the Vulcan Value Partners Fund Investor Class shares for the period of May 1, 2025 to October 31, 2025. Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

Investor Class:

VVPLX

VULCAN VALUE PARTNERS FUND

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Investor Class	$61	1.16%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark and a supplemental index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Investor Class	S&P 500 Index	Russell 1000 Value Index
Oct'15	10000	10000	10000
Apr'16	9954	10043	10193
Apr'17	11333	11843	11880
Apr'18	12775	13414	12771
Apr'19	13643	15224	13929
Apr'20	13213	15356	12395
Apr'21	20957	22416	18087
Apr'22	16151	22464	18326
Apr'23	15668	23063	18548
Apr'24	20789	28289	21037
Apr'25	22018	31711	22836
Oct'25	24323	39196	25863

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$351,126,314
# of Portfolio Holdings	30
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,466,274

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Investor Class	9.36%	9.59%	9.30%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/cash Equivalent	0.67%
Containers & Packaging	1.30%
Distillers & Vintners	2.08%
Professional Business Support Services	2.32%
Biotechnology	2.78%
Consumer Digital Services	3.29%
Machinery: Tools	3.52%
Semiconductors	3.70%
Insurance Brokers	3.74%
Restaurants & Bars	4.10%
Reinsurance	4.26%
Specialty Retailers	4.34%
Diversified Retailers	4.41%
Health Care Services	4.42%
Aerospace	5.33%
Real Estate Services	5.44%
Transaction Processing Services	7.60%
Asset Managers & Custodians	9.17%
Health Care Management Services	10.83%
Software	16.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Switzerland	1.67%
United Kingdom	2.08%
Israel	4.17%
France	6.43%
United States	85.65%

VULCAN VALUE PARTNERS FUND

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

Investor Class:

VVPLX

1-877-421-5078

clientservice@vulcanvaluepartners.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.85%. Distribution (12b-1) Fees for Investor Class shares of the Fund are 0.25% of its average daily net assets, whereas Investor Class shares of the Predecessor Fund were not subject to a 12b-1 fee. Additionally, the Adviser had limited the total operating expenses of the Predecessor Fund's Investor Class shares to 1.25% of its average daily net assets whereas the Adviser has contractually agreed, until at least September 13, 2026, to limit the total operating expenses of the Fund's Investor Class shares to 1.10% of its average daily net assets.

This semi-annual shareholder report contains important information about the Vulcan Value Partners Small Cap Fund Institutional Class shares for the period of May 1, 2025 to October 31, 2025. Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

Institutional Class:

VVISX

VULCAN VALUE PARTNERS SMALL CAP FUND

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Institutional Class	$50	1.00%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark and supplemental indicies.

TOTAL RETURN BASED ON A $1,000,000 INVESTMENT

	Institutional Class	S&P 500 Index	Russell 2000 Value Index	Russell 2000 Index
May'19	1000000	1000000	1000000	1000000
Apr'20	971676	1016245	767645	843941
Apr'21	1545139	1483535	1373801	1476162
Apr'22	1193717	1486696	1283323	1227142
Apr'23	1160581	1526305	1180828	1182409
Apr'24	1542835	1872191	1346488	1339912
Apr'25	1639794	2098654	1337279	1351635
Oct'25	1814266	2593993	1650862	1717795

The chart above represents historical performance of an investment of $1,000,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$114,565,946
# of Portfolio Holdings	25
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$476,139

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception (May 1, 2019)
Institutional Class	0.02%	5.73%	1.13%
S&P 500 Index	21.45%	17.64%	15.79%
Russell 2000 Value Index	9.87%	13.85%	8.02%
Russell 2000 Index	14.41%	11.50%	8.68%

Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Professional Business Support Services 13.40%
Real Estate Services 11.19%
Building Materials: Other 8.27%
Cement 6.24%
Food Retailers & Wholesalers 6.04%
Electrical Components 5.92%
Containers & Packaging 5.44%
Telecommunications Services 5.33%
Household Furnishings 4.93%
Metal Fabricating 4.34%
Specialty Retailers 4.34%
Diversified Industrials 4.05%
Rental & Leasing Services: Consumer 3.86%
Biotechnology 3.85%
Semiconductors 3.80%
Asset Managers & Custodians 3.06%
Hotel And Lodging Reits 2.78%
Machinery: Industrial 1.95%
Cash/cash Equivalent 1.21%

Value	Value
Cash/cash Equivalent	1.21%
Machinery: Industrial	1.95%
Hotel And Lodging Reits	2.78%
Asset Managers & Custodians	3.06%
Semiconductors	3.80%
Biotechnology	3.85%
Rental & Leasing Services: Consumer	3.86%
Diversified Industrials	4.05%
Specialty Retailers	4.34%
Metal Fabricating	4.34%
Household Furnishings	4.93%
Telecommunications Services	5.33%
Containers & Packaging	5.44%
Electrical Components	5.92%
Food Retailers & Wholesalers	6.04%
Cement	6.24%
Building Materials: Other	8.27%
Real Estate Services	11.19%
Professional Business Support Services	13.40%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Sweden	4.05%
Denmark	5.38%
Canada	6.04%
United Kingdom	15.46%
United States	69.07%

VULCAN VALUE PARTNERS SMALL CAP FUND

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

Institutional Class:

VVISX

1-877-421-5078

clientservice@vulcanvaluepartners.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.15% and the management fee of the Fund is 1.00%.

This semi-annual shareholder report contains important information about the Vulcan Value Partners Small Cap Fund Investor Class shares for the period of May 1, 2025 to October 31, 2025. Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

Investor Class:

VVPSX

VULCAN VALUE PARTNERS SMALL CAP FUND

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Investor Class	$61	1.22%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark and supplemental indicies.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Investor Class	S&P 500 Index	Russell 2000 Value Index	Russell 2000 Index
Oct'15	10000	10000	10000	10000
Apr'16	10013	10043	10118	9810
Apr'17	12213	11843	12868	12324
Apr'18	12589	13414	13709	13745
Apr'19	13188	15224	14009	14379
Apr'20	9590	15356	10668	12023
Apr'21	18079	22416	19093	21029
Apr'22	14178	22464	17835	17482
Apr'23	12138	23063	16411	16844
Apr'24	12879	28289	18713	19088
Apr'25	12704	31711	18585	19255
Oct'25	13848	39196	22943	24471

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$114,565,946
# of Portfolio Holdings	25
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$476,139

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Investor Class	-0.21%	5.47%	3.31%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 2000 Index	14.41%	11.50%	9.36%

Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/cash Equivalent	1.21%
Machinery: Industrial	1.95%
Hotel And Lodging Reits	2.78%
Asset Managers & Custodians	3.06%
Semiconductors	3.80%
Biotechnology	3.85%
Rental & Leasing Services: Consumer	3.86%
Diversified Industrials	4.05%
Specialty Retailers	4.34%
Metal Fabricating	4.34%
Household Furnishings	4.93%
Telecommunications Services	5.33%
Containers & Packaging	5.44%
Electrical Components	5.92%
Food Retailers & Wholesalers	6.04%
Cement	6.24%
Building Materials: Other	8.27%
Real Estate Services	11.19%
Professional Business Support Services	13.40%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Sweden	4.05%
Denmark	5.38%
Canada	6.04%
United Kingdom	15.46%
United States	69.07%

VULCAN VALUE PARTNERS SMALL CAP FUND

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2025

Investor Class:

VVPSX

1-877-421-5078

clientservice@vulcanvaluepartners.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.15% and the management fee of the Fund is 1.00%.Distribution (12b-1) Fees for Investor Class shares of the Fund are 0.25% of its average daily net assets, whereas Investor Class shares of the Predecessor Fund were not subject to a 12b-1 fee. Additionally, the Adviser had limited the total operating expenses of the Predecessor Fund's Investor Class shares to 1.25% of its average daily net assets whereas the Adviser has contractually agreed, until at least September 13, 2026, to limit the total operating expenses of the Fund's Investor Class shares to 1.15% of its average daily net assets.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Disciplined Growth Investors Fund

(DGIFX)

Semi-Annual Financial Statements

October 31, 2025

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.23%
Consumer Discretionary Products - 2.90%
Gentex Corp.	452,736	$10,616,659
Gentherm, Inc.(a)	675	24,840
LGI Homes, Inc.(a)	58,086	2,370,490
SharkNinja, Inc.(a)	46,999	4,018,414
		17,030,403

Consumer Staple Products - 0.64%
Celsius Holdings, Inc.(a)	62,487	3,763,592

Health Care - 2.49%
Align Technology, Inc.(a)	59,043	8,140,849
Intuitive Surgical, Inc.(a)	10,356	5,533,004
Myriad Genetics, Inc.(a)	3,015	24,240
Progyny, Inc.(a)	49,190	920,345
		14,618,438

Industrial Products - 9.22%
Cognex Corp.	449,255	18,594,665
Generac Holdings, Inc.(a)	61,021	10,252,748
Graco, Inc.	27,422	2,242,297
Proto Labs, Inc.(a)	265,467	13,209,638
Snap-on, Inc.	29,319	9,837,990
		54,137,338

Industrial Services - 2.37%
Alarm.com Holdings, Inc.(a)	281,006	13,831,115
MSC Industrial Direct Co, Inc., Class A	567	48,144
		13,879,259

Materials - 1.38%
Simpson Manufacturing Co., Inc.	25,677	4,531,991
Trex Co, Inc.(a)	73,189	3,536,492
		8,068,483

Media - 1.11%
Take-Two Interactive Software, Inc.(a)	25,482	6,532,820

Oil & Gas - 5.98%
Core Laboratories, Inc.	371,383	5,919,845
Coterra Energy, Inc.	629,911	14,903,694
Expand Energy Corp.	138,331	14,290,976
		35,114,515
	Shares	Value
Retail & Wholesale - Discretionary - 1.94%
Floor & Decor Holdings, Inc., Class A(a)	108,247	$6,763,273
Stitch Fix, Inc., Class A(a)	1,109,820	4,650,146
		11,413,419

Software & Tech Services - 8.94%
Akamai Technologies, Inc.(a)	174,201	13,082,495
Autodesk, Inc.(a)	30,890	9,308,393
DoubleVerify Holdings, Inc.(a)	199,724	2,272,859
Gartner, Inc.(a)	35,500	8,816,070
Intuit, Inc.	5,116	3,415,186
Paychex, Inc.	14,416	1,687,104
SPS Commerce, Inc.(a)	64,353	5,292,391
Zeta Global Holdings Corp., Class A(a)	477,421	8,588,804
		52,463,302

Tech Hardware & Semiconductors - 33.26%
Arista Networks, Inc.(a)	187,107	29,504,903
Dolby Laboratories, Inc., Class A	131,766	8,738,721
Garmin Ltd.	100,540	21,509,528
InterDigital, Inc.	34,158	12,363,830
IPG Photonics Corp.(a)	51,060	4,346,227
Microchip Technology, Inc.	161,606	10,087,446
Plexus Corp.(a)	109,400	15,305,060
Power Integrations, Inc.	160,678	6,730,801
Pure Storage, Inc., Class A(a)	383,953	37,896,161
Semtech Corp.(a)	181,260	12,300,304
Super Micro Computer, Inc.(a)	463,431	24,079,875
Viasat, Inc.(a)	310,818	12,376,773
		195,239,629

TOTAL COMMON STOCKS
(Cost $303,301,049)		412,261,198

	Principal
Description/Maturity Date/Rate	Amount	Value
CORPORATE BONDS - 20.06%
Aerospace & Defense - 0.53%
L3Harris Technologies, Inc., 06/01/34, 5.350%	$1,482,000	1,538,664
RTX Corp., 11/16/38, 4.450%	1,647,000	1,555,581
		3,094,245

Airlines - 0.21%
Southwest Airlines Co., 11/16/27, 3.450%	1,285,000	1,262,324

Banks - 0.46%
US Bancorp, 07/30/29, 3.000%	1,750,000	1,677,726
Wachovia Corp., 08/01/26, 7.574%(b)	1,023,000	1,048,112
		2,725,838

See Notes to Financial Statements

3

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

	Principal
Description/Maturity Date/Rate	Amount	Value
Chemicals - 0.27%
Dow Chemical Co., 11/01/29, 7.375%	$1,417,000	$1,568,219
DuPont de Nemours, Inc., 11/15/28, 4.725%	14,000	14,126
		1,582,345

Commercial Finance - 0.28%
GATX Corp., 09/15/33, 5.450%	1,597,000	1,652,372

Construction Materials Manufacturing - 0.25%
CRH America Finance, Inc., 02/09/36, 5.000%	1,490,000	1,493,623

Consumer Finance - 0.46%
American Express Co., 05/03/27, 3.300%	1,215,000	1,204,329
Capital One Financial Corp., 07/29/32, 2.359%	1,700,000	1,477,593
		2,681,922
Consumer Products - 0.22%
Clorox Co., 10/01/27, 3.100%	1,300,000	1,279,894

Consumer Services - 0.22%
Cintas Corp. No 2, 08/15/36, 6.150%	1,160,000	1,288,825

Diversified Banks - 0.77%
Bank of America Corp., 11/25/27, 4.183%	1,604,000	1,605,183
Citigroup, Inc., 03/05/38, 6.875%	1,380,000	1,615,089
JPMorgan Chase & Co., 12/15/26, 4.125%	1,299,000	1,299,918
		4,520,190
Electrical Equipment Manufacturing - 0.27%
Hubbell, Inc., 03/15/31, 2.300%	1,755,000	1,585,465

Exploration & Production - 0.25%
Devon Energy Corp., 09/15/34, 5.200%	1,500,000	1,490,437
	Principal
Description/Maturity Date/Rate	Amount	Value
Financial Services - 0.44%
Morgan Stanley, 11/24/25, 5.000%	$1,030,000	$1,030,227
Northern Trust Corp., 05/08/32, 3.375%(c)	1,570,000	1,543,757
		2,573,984

Food & Beverage - 0.50%
Hormel Foods Corp., 06/03/28, 1.700%	1,400,000	1,323,505
Keurig Dr Pepper, Inc., 03/15/34, 5.300%	1,588,000	1,615,512
		2,939,017

Health Care Facilities & Services - 0.56%
CVS Health Corp., 08/15/29, 3.250%	1,706,000	1,640,592
Quest Diagnostics, Inc., 11/30/33, 6.400%	1,464,000	1,627,663
		3,268,255

Industrial Other - 0.41%
Emerson Electric Co., 12/21/28, 2.000%	1,700,000	1,603,120
Fluor Corp., 09/15/28, 4.250%	784,000	779,102
		2,382,222

Integrated Oils - 0.28%
BP Capital Markets America, Inc., 09/11/33, 4.893%	1,602,000	1,630,907

Life Insurance - 0.21%
Principal Financial Group, Inc., 11/15/26, 3.100%	1,232,000	1,220,922

Mass Merchants - 0.28%
Costco Wholesale Corp., 04/20/30, 1.600%	1,820,000	1,645,750

Medical Equipment & Devices Manufacturing - 0.54%
Agilent Technologies, Inc., 03/12/31, 2.300%	1,880,000	1,690,968
GE HealthCare Technologies, Inc., 11/22/32, 5.905%	1,400,000	1,507,327
		3,198,295

See Notes to Financial Statements

4

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

	Principal
Description/Maturity Date/Rate	Amount	Value
Pharmaceuticals - 0.46%
Astrazeneca Finance LLC, 05/28/28, 1.750%	$1,754,000	$1,664,824
Bristol-Myers Squibb Co., 11/15/26, 6.800%	1,000,000	1,028,809
		2,693,633

Pipelines - 2.04%
Eastern Energy Gas Holdings LLC, 11/15/29, 3.000%	1,759,000	1,660,670
El Paso Natural Gas Co. LLC, 11/15/26, 7.500%	1,000,000	1,031,473
Energy Transfer LP, 04/15/29, 5.250%	1,555,000	1,599,020
Enterprise Products Operating LLC, 07/31/29, 3.125%	1,702,000	1,646,316
Kinder Morgan Energy Partners LP, 01/15/38, 6.950%	1,400,000	1,581,244
MPLX LP, 08/15/30, 2.650%	1,804,000	1,662,112
ONEOK, Inc., 09/30/28, 6.875%	1,090,000	1,166,498
Williams Cos., Inc., 03/15/34, 5.150%	1,603,000	1,629,117
		11,976,450

Railroad - 0.28%
Union Pacific Corp., 02/05/30, 2.400%	1,780,000	1,659,834

Real Estate - 0.52%
Simon Property Group LP, 09/13/29, 2.450%	1,787,000	1,680,819
Welltower OP LLC, 03/15/29, 4.125%	1,358,000	1,357,743
		3,038,562

Refining & Marketing - 0.56%
Phillips 66, 12/15/30, 2.150%	1,890,000	1,691,237
Valero Energy Corp., 06/15/37, 6.625%	1,420,000	1,571,338
		3,262,575

Restaurants - 0.27%
Starbucks Corp., 11/15/28, 4.000%	1,570,000	1,566,851

Retail - Consumer Discretionary - 0.76%
Advance Auto Parts, Inc., 04/15/30, 3.900%	1,430,000	1,312,367
Amazon.com, Inc., 06/03/30, 1.500%	1,700,000	1,525,009
Lowe’s Cos., Inc., 09/15/37, 6.650%	1,412,000	1,601,624
		4,439,000
	Principal
Description/Maturity Date/Rate	Amount	Value
Transportation & Logistics - 0.55%
FedEx Corp., 05/15/31, 2.400%	$1,845,000	$1,656,711
United Parcel Service, Inc., 01/15/38, 6.200%	1,437,000	1,591,617
		3,248,328

Utilities - 6.18%
Ameren Corp., 03/15/28, 1.750%	12,000	11,340
Ameren Corp., 03/15/35, 5.375%	1,500,000	1,543,113
Appalachian Power Co., 04/01/31, 2.700%	1,505,000	1,370,990
Arizona Public Service Co., 08/01/33, 5.550%	1,521,000	1,596,658
Black Hills Corp., 10/15/29, 3.050%	1,766,000	1,681,998
CenterPoint Energy, Inc., 11/01/28, 4.250%	1,241,000	1,234,254
CMS Energy Corp., 08/15/27, 3.450%	1,344,000	1,329,442
Commonwealth Edison Co., 08/15/27, 2.950%	1,300,000	1,279,283
Dominion Energy, Inc., 06/15/38, 7.000%	1,310,000	1,504,697
DTE Electric Co., 10/15/32, 6.350%	1,267,000	1,387,212
Duke Energy Carolinas LLC, 06/01/37, 6.100%	1,412,000	1,534,823
Entergy Louisiana LLC, 03/15/34, 5.350%	1,460,000	1,518,307
Entergy Louisiana LLC, 12/15/30, 1.600%	13,000	11,501
Interstate Power and Light Co., 04/01/29, 3.600%	1,620,000	1,587,231
National Rural Utilities Cooperative Finance Corp., 06/15/31, 1.650%	1,977,000	1,712,470
Nevada Power Co., 04/01/36, 6.650%	1,330,000	1,502,396
NextEra Energy Capital Holdings, Inc., 04/01/29, 3.500%	1,369,000	1,340,549
NiSource, Inc., 04/01/34, 5.350%	1,618,000	1,665,125
PPL Electric Utilities Corp., 08/15/37, 6.450%	995,000	1,121,624
Public Service Enterprise Group, Inc., 04/01/34, 5.450%	1,588,000	1,650,402
Puget Energy, Inc., 06/15/30, 4.100%	1,695,000	1,661,930
Southern Co., 07/01/36, 4.250%	1,544,000	1,443,735
Southwest Gas Corp., 06/15/30, 2.200%	1,866,000	1,702,204
Toledo Edison Co., 05/15/37, 6.150%	1,361,000	1,489,081
WEC Energy Group, Inc., 10/15/30, 1.800%	1,922,000	1,703,632
Xcel Energy, Inc., 12/01/29, 2.600%	1,781,000	1,666,725
		36,250,722

Waste & Environment Services & Equipment - 0.54%
Republic Services, Inc., 03/01/30, 2.300%	1,768,000	1,638,375
Waste Management, Inc., 07/15/28, 7.000%	1,421,000	1,529,331
		3,167,706

See Notes to Financial Statements

5

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

	Principal
Description/Maturity Date/Rate	Amount	Value
Wireless Telecommunications Services - 0.49%
AT&T, Inc., 03/01/29, 4.350%	$1,591,000	$1,596,323
Verizon Communications, Inc., 09/21/28, 4.329%	1,302,000	1,309,300
		2,905,623

TOTAL CORPORATE BONDS
(Cost $116,852,912)		117,726,116

	Principal
Description/Maturity Date/Rate	Amount	Value
FOREIGN CORPORATE BONDS - 1.96%
Diversified Banks - 0.65%
Bank of Nova Scotia, 02/02/26, 4.750%	1,225,000	1,226,615
Royal Bank of Canada, 01/27/26, 4.650%	1,260,000	1,260,699
Toronto-Dominion Bank, 06/03/26, 1.200%	1,340,000	1,318,220
		3,805,534

Exploration & Production - 0.27%
Canadian Natural Resources Ltd., 06/30/33, 6.450%	1,482,000	1,607,301

Metals & Mining - 0.26%
BHP Billiton Finance USA Ltd., 09/08/33, 5.250%	1,490,000	1,552,723

Pharmaceuticals - 0.27%
Pfizer Investment Enterprises Pte Ltd., 05/19/28, 4.450%	1,540,000	1,556,324

Pipelines - 0.51%
Enbridge, Inc., 03/08/33, 5.700%	1,546,000	1,629,076
TransCanada PipeLines Ltd., 08/15/38, 7.250%	1,170,000	1,355,026
		2,984,102

TOTAL FOREIGN CORPORATE BONDS
(Cost $11,376,693)		11,505,984
	Principal
Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 6.97%
Treasury Bonds - 4.08%
08/15/28, 2.875%	$5,530,000	$5,425,124
11/15/33, 4.500%	4,300,000	4,458,815
11/15/34, 4.250%	13,817,500	14,029,890
		23,913,829

Treasury Notes - 2.89%
01/15/26, 3.875%	200,000	199,983
04/30/26, 4.875%	2,000,000	2,010,003
06/15/26, 4.125%	4,670,000	4,681,273
07/15/26, 4.500%	5,100,000	5,124,979
08/31/26, 3.750%	5,000,000	4,999,347
		17,015,585

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,550,872)		40,929,414

	Shares	Value
MONEY MARKET FUNDS - 0.54%
First American Treasury Obligations Fund, Class X, 4.000%(d)	3,142,070	3,142,070

TOTAL MONEY MARKET FUNDS
(Cost $3,142,070)		3,142,070

TOTAL INVESTMENTS - 99.76%
(Cost $475,223,596)		$585,564,782

Other Assets In Excess of Liabilities - 0.24%		1,405,130

NET ASSETS - 100.00%		$586,969,912

(a)	Non-income producing security.

(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of October 31, 2025.

(c)	Floating or variable rate security. The rate shown is in effect as of October 31, 2025.

(d)	Rate disclosed is 7-Day Yield as of October 31, 2025.

Investment Abbreviations:

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

6

The Disciplined Growth Investors Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$585,564,782
Receivable for fund shares sold	227,920
Interest receivable	1,993,428
Dividends receivable	28,557
Total Assets	587,814,687
LIABILITIES:
Payable to Investment Advisor	392,869
Payable for fund shares redeemed	451,906
Total Liabilities	844,775
NET ASSETS	$586,969,912

NET ASSETS CONSIST OF:
Paid in capital	$428,841,504
Total distributable earnings	158,128,408
NET ASSETS	$586,969,912

INVESTMENTS, AT COST	$475,223,596

Net asset value:
Net assets	$586,969,912
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	22,095,990
Net asset value, price per share	$26.56

See Notes to Financial Statements

7

The Disciplined Growth Investors Fund

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2025 (Unaudited)*

INVESTMENT INCOME:
Dividends	$1,763,581
Interest and other income	3,432,281
Total Investment Income	5,195,862
EXPENSES:
Investment advisory fees	2,193,319
Total Expenses	2,193,319
NET INVESTMENT INCOME	3,002,543
Net realized gain/(loss) on:
Investments	22,661,669
Total Net Realized Gain	22,661,669
Net change in unrealized appreciation/depreciation on:
Investments	72,495,220
Total Net Change in Unrealized Appreciation/Depreciation	72,495,220
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	95,156,889
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,159,432

*The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

8

The Disciplined Growth Investors Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period	For the Year
	Ended October 31,	Ended April 30,
	2025 (Unaudited)(a)	2025(a)
OPERATIONS
Net investment income	$3,002,543	$5,916,906
Net realized gain	22,661,669	25,757,021
Net change in unrealized appreciation/depreciation	72,495,220	(65,643,152)
Net increase/(decrease) in net assets resulting from operations	98,159,432	(33,969,225)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,902,387)	(95,917,149)
Net decrease in net assets from distributions	(2,902,387)	(95,917,149)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	25,386,116	43,477,555
Dividends reinvested	2,827,164	95,402,516
Shares redeemed	(33,168,771)	(36,525,843)
Net increase/(decrease) in net assets derived from share transactions	(4,955,491)	102,364,228
Net increase/(decrease) in net assets	90,301,554	(27,532,146)
NET ASSETS
Beginning of period	496,668,358	524,200,504
End of period	$586,969,912	$496,668,358

(a)	The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

9

The Disciplined Growth Investors Fund

FINANCIAL HIGHLIGHTS

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31,		April 30,	April 30,	April 30,	April 30,	April 30,
	2025(a)		2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
	(Unaudited)
Net Asset Value - Beginning of Period	$22.27		$28.70	$20.36	$20.51	$25.94	$19.42

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.14		0.28	0.22	0.18	0.08	0.09
Net realized and unrealized gain/(loss) on investments	4.28		(1.52)	8.83	0.14	(2.84)	8.83
Total from Investment Operations	4.42		(1.24)	9.05	0.32	(2.76)	8.92

DISTRIBUTIONS:
From distributable earnings	(0.13)		(5.19)	(0.71)	(0.47)	(2.67)	(2.40)
Total Distributions	(0.13)		(5.19)	(0.71)	(0.47)	(2.67)	(2.40)

Net Increase/(Decrease) in net asset value	4.29		(6.43)	8.34	(0.15)	(5.43)	6.52
Net Asset Value - End of Period	$26.56		$22.27	$28.70	$20.36	$20.51	$25.94
TOTAL RETURN(c)	19.88%		(6.38%)	44.95%	1.67%	(11.86%)	47.00%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$586,970		$496,668	$524,201	$358,298	$344,503	$345,450
Ratio of net operating expenses to average net assets	0.78	%(d)	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	1.07	%(d)	1.09%	0.88%	0.89%	0.32%	0.39%
Portfolio turnover rate(e)(f)	17%		17%	35%	26%	21%	31%

(a)	The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

10

The Disciplined Growth Investors Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, The Disciplined Growth Investors Fund (the “Fund”). The Fund’s investment objective is to seek long-term capital growth, and as a secondary objective, modest income with reasonable risk and is a diversified open-end management company registered under the 1940 Act. The Fund pursues its investment objective by investing, under normal conditions, approximately 65% of its assets in equity securities and approximately 35% in fixed-income securities and cash equivalents. The allocation to equity and fixed-income securities may vary widely from time to time, as market conditions warrant. The Fund may invest in both investment-grade and below investment-grade securities. The Fund’s fixed-income securities will generally have a weighted average maturity of five to 10 years, although Disciplined Growth Investors, Inc. (“DGI” or the “Adviser”) may cause the Fund to invest in fixed-income securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions. If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term securities. The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

The Fund commenced operations on August 12, 2011, as a mutual fund that was a series of Financial Investors Trust (the "Predecessor Fund"). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a tax-free reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by the Fund. In connection with this acquisition as of the close of business on July 11, 2025, shares of the Predecessor Fund were exchanged for an equivalent number of shares of the Fund. The Fund's net assets of $549,301,050, net asset value (“NAV”) per share of $24.80, shares outstanding of 22,148,151, and net unrealized appreciation/depreciation of $101,752,617, and the results of operations of the Funds were unchanged from that of the Predecessor Fund as a result of the reorganization. The Predecessor Fund had an investment objective that was, in all material respects, the same as that of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

During the six months ended October 31, 2025, the Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of the Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio Manager acts as the Fund's CODM. The Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The NAV of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund's price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

 11

The Disciplined Growth Investors Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued) (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of October 31, 2025:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$412,261,198	$—	$—	$412,261,198
Corporate Bonds	—	117,726,116	—	117,726,116
Foreign Corporate Bonds	—	11,505,984	—	11,505,984
U.S. Treasury Obligations	—	40,929,414	—	40,929,414
Money Market Funds	3,142,070	—	—	3,142,070
Total	$415,403,268	$170,161,514	$—	$585,564,782

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the six months ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of October 31, 2025, there were no interest or penalties incurred by the Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.78% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

 12

The Disciplined Growth Investors Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued) (Unaudited)

Paralel Technologies LLC (the “Administrator”), the parent company of Paralel Distributors, LLC (the “Distributor”), serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its unitary management fee. Alps Fund Services, Inc. ("Alps") served as the Predecessor Fund's administrator prior to the reorganization.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Alps Distributors, Inc. served as the Predecessor Fund's distributor prior to the reorganization.

U.S. Bank NA (“U.S. Bank”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement. Paralel Technologies LLC serves as the Transfer Agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its unitary management fee. Alps served as the Predecessor Fund's transfer agent prior to the reorganization.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its unitary management fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and U.S. Government obligations, were as follows:

Purchases	In-Kind Purchases	Sales	In-Kind Sales
$61,488,271	$4,707,145	$87,380,024	$-

Investments in U.S. Government Obligations during the six months ended October 31, 2025 were as follows:

Purchases	Sales
$33,454,590	$17,393,602

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Beneficial Interest transactions were as follows:

	For the Six Months Ended	For the Year Ended
	October 31, 2025	April 30, 2025
Shares sold	974,380	1,757,159
Dividends reinvested	111,778	3,759,594
Shares redeemed	(1,292,392)	(1,477,887)
Net increase/(decrease) in shares outstanding	(206,234)	4,038,866

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of October 31, 2025.

The character of distributions paid on a tax basis during the year ended April 30, 2025 were as follows:

Ordinary Income	Long-Term Capital Gain
$5,844,195	$90,072,954

 13

The Disciplined Growth Investors Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued) (Unaudited)

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at October 31, 2025 were as follows:

Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)(a)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
$150,245,491	$(39,925,057)	$—	$110,320,434	$(475,244,348)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales. Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of October 31, 2025.

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

 14

The Disciplined Growth Investors Fund

ADDITIONAL INFORMATION

October 31, 2025 (Unaudited)

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC's website at www.sec.gov or (ii) by calling toll-free 1-855-DGI-FUND (344-3863). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.sec.gov or by calling toll-free 1-855-DGI-FUND (344-3863).

 15

Semi-Annual Financial Statements

October 31, 2025

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

Vulcan Value Partners Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.35%
Aerospace - 5.33%
HEICO Corp., Class A	36,514	$9,045,613
TransDigm Group, Inc.	7,382	9,659,421
		18,705,034

Asset Managers & Custodians - 9.17%
Ares Management Corp., Class A	82,434	12,258,760
Partners Group Holding AG	4,814	5,876,699
TPG, Inc., Class A	255,472	14,061,179
		32,196,638

Biotechnology - 2.78%
Medpace Holdings, Inc.(a)	16,699	9,767,412

Consumer Digital Services - 3.29%
Alphabet, Inc., Class C	41,043	11,566,738

Containers & Packaging - 1.30%
Crown Holdings, Inc.	47,074	4,574,651

Distillers & Vintners - 2.08%
Diageo PLC	317,487	7,298,935

Diversified Retailers - 4.41%
Amazon.com, Inc.(a)	63,385	15,479,885

Health Care Management Services - 10.84%
Elevance Health, Inc.	55,091	17,474,865
UnitedHealth Group, Inc.	60,234	20,573,525
		38,048,390

Health Care Services - 4.43%
IQVIA Holdings, Inc.(a)	71,786	15,538,798

Insurance Brokers - 3.74%
Ryan Specialty Holdings, Inc., Class A	239,755	13,138,574

Machinery: Tools - 3.52%
Stanley Black & Decker, Inc.	182,360	12,349,419
	Shares	Value
COMMON STOCKS - 99.35% (continued)
Professional Business Support Services - 2.32%
Bureau Veritas SA	248,453	$8,156,047

Real Estate Services - 5.44%
CoStar Group, Inc.(a)	174,188	11,985,876
Jones Lang LaSalle, Inc.(a)	23,281	7,102,801
		19,088,677

Reinsurance - 4.26%
Everest Group Ltd.	47,579	14,964,547

Restaurants & Bars - 4.11%
Sodexo SA	260,316	14,414,492

Semiconductors - 3.70%
Qorvo, Inc.(a)	136,816	12,986,575

Software - 16.69%
Microsoft Corp.	43,389	22,467,258
Nice Ltd. - Sponsored ADR(a)	107,048	14,629,180
Salesforce, Inc.	62,245	16,209,220
SS&C Technologies Holdings, Inc.	62,511	5,308,434
		58,614,092

Specialty Retailers - 4.34%
CarMax, Inc.(a)	364,028	15,256,413

Transaction Processing Services - 7.60%
Fiserv, Inc.(a)	114,690	7,648,676
Mastercard, Inc., Class A	16,737	9,238,657
Visa, Inc., Class A	28,789	9,809,564
		26,696,897

TOTAL COMMON STOCKS
(Cost $284,301,548)		348,842,214

	Shares	Value
MONEY MARKET FUNDS - 0.67%
Invesco Government & Agency Portfolio, Institutional Class, 4.06% (7-day yield)	2,368,913	2,368,913

TOTAL MONEY MARKET FUNDS
(Cost $2,368,913)		2,368,913

See Notes to Financial Statements.

Vulcan Value Partners Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

TOTAL INVESTMENTS - 100.02%
(Cost $286,670,461)	$351,211,127

Liabilities in Excess of Other Assets - (0.02)%	(84,813)

NET ASSETS - 100.00%	$351,126,314

(a)	Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

Ltd. – Limited

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.79%
Asset Managers & Custodians - 3.06%
Virtus Investment Partners, Inc.	21,517	$3,503,398

Biotechnology - 3.85%
Medpace Holdings, Inc.(a)	7,544	4,412,561

Building Materials: Other - 8.27%
Forterra PLC(b)(c)	1,984,768	4,745,442
Fortune Brands Innovations, Inc.	93,077	4,728,312
		9,473,754

Cement - 6.24%
Ibstock PLC(b)(c)	3,983,936	7,149,219

Containers & Packaging - 5.44%
Crown Holdings, Inc.	28,986	2,816,859
Sealed Air Corp.	101,970	3,417,015
		6,233,874

Diversified Industrials - 4.05%
Sdiptech AB, Class B(a)	232,906	4,643,288

Electrical Components - 5.92%
Littelfuse, Inc.	27,903	6,789,079

Food Retailers & Wholesalers - 6.04%
Premium Brands Holdings Corp., Class A	100,417	6,923,335

Hotel And Lodging Reits - 2.78%
Park Hotels & Resorts, Inc.	309,225	3,181,925

Household Furnishings - 4.93%
MillerKnoll, Inc.	361,347	5,644,240

Machinery: Industrial - 1.95%
Middleby Corp.(a)	17,971	2,232,537

Metal Fabricating - 4.34%
Timken Co.	63,412	4,978,476
	Shares	Value
COMMON STOCKS - 98.79% (continued)
Professional Business Support Services - 13.40%
ABM Industries, Inc.	101,934	$4,383,162
Genpact Ltd.	126,123	4,811,592
ISS A/S	195,567	6,163,774
		15,358,528

Real Estate Services - 11.19%
Colliers International Group, Inc.	25,896	4,131,189
Jones Lang LaSalle, Inc.(a)	9,413	2,871,812
Savills PLC	438,983	5,813,046
		12,816,047

Rental & Leasing Services: Consumer - 3.86%
PROG Holdings, Inc.	152,772	4,419,694

Semiconductors - 3.80%
Qorvo, Inc.(a)	45,853	4,352,367

Specialty Retailers - 4.34%
CarMax, Inc.(a)	118,590	4,970,107

Telecommunications Services - 5.33%
Ituran Location and Control Ltd.	158,487	6,103,334

TOTAL COMMON STOCKS
(Cost $93,409,613)		113,185,763

	Shares	Value
MONEY MARKET FUNDS - 1.21%
Invesco Government & Agency Portfolio, Institutional Class, 4.06% (7-day yield)	1,382,236	1,382,236

TOTAL MONEY MARKET FUNDS
(Cost $1,382,236)		1,382,236

TOTAL INVESTMENTS - 100.00%
(Cost $94,791,849)		$114,567,999

Liabilities in Excess of Other Assets - 0.00%(d)		(2,053)

NET ASSETS - 100.00%		$114,565,946

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

SCHEDULE OF INVESTMENTS

October 31, 2025 (Continued) (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of October 31, 2025, these securities had an aggregate value of $11,894,660 or 10.38% of net assets.
(c)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, the aggregate market value of these securities was $11,894,660, representing 10.38% of net assets.
(d)	Less than 0.005%

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

A/S - Aktieselskab (Danish: Joint Stock Company)

Ltd. – Limited

PLC - Public Limited Company

See Notes to Financial Statements.

Vulcan Value Partners

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025 (Unaudited)

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund

ASSETS:
Investments, at value	$351,211,127	$114,567,999
Receivable for fund shares sold	3,428	1,374
Dividends receivable	422,491	177,335
Prepaid expenses and other assets	51,955	41,986
Total Assets	351,689,001	114,788,694
LIABILITIES:
Payable to Investment Advisor	220,350	78,867
Payable for shares redeemed	179,451	55,198
12b-1 fees payable - Investor Class	30,204	5,736
Administration fees payable	10,556	—
Transfer agent fees payable	6,327	4,957
Custody fees payable	19,085	14,538
Delegated transfer agent equivalent services payable	58,601	25,423
Trustees’ fees and expenses payable	7,467	4,399
Professional fees payable	25,817	19,511
Accrued expenses and other liabilities	4,829	14,119
Total Liabilities	562,687	222,748
NET ASSETS	$351,126,314	$114,565,946

NET ASSETS CONSIST OF
Paid in capital	$271,441,723	$487,329,170
Total distributable earnings/(accumulated loss)	79,684,591	(372,763,224)
NET ASSETS	$351,126,314	$114,565,946

Investments, at cost	$286,670,461	$94,791,849

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$29.44	$12.22
Net Assets	$137,012,931	$25,899,778
Shares of beneficial interest outstanding issued (unlimited number of shares authorized, no par value)	4,653,284	2,119,941

Institutional Class:
Net Asset Value, offering and redemption price per share	$29.74	$12.37
Net Assets	$214,113,383	$88,666,168
Shares of beneficial interest outstanding issued (unlimited number of shares authorized, no par value)	7,198,812	7,170,038

See Notes to Financial Statements.

Vulcan Value Partners

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2025 (Unaudited)

	Vulcan Value Partners Fund(a)	Vulcan Value Partners Small Cap Fund(a)
INVESTMENT INCOME:
Dividends*	$3,519,442	$1,355,503
Total Investment Income	3,519,442	1,355,503
EXPENSES:
Investment advisory fees	1,904,295	702,622
Administrative fees	126,504	36,897
12b-1 fees
Investor Class	48,141	9,196
Delegated transfer agent equivalent services fees
Investor Class	7,914	1,794
Institutional Class	84,734	52,885
Transfer agent fees	48,177	44,134
Professional fees	72,659	36,084
Reflow fees	—	319
Trustees’ fees	7,507	364
Principal financial officer fees	—	2,250
Other expenses	39,191	3,659
Total Expenses	2,339,122	890,204
Less expenses waived by Investment Advisor
Investor	(22,520)	(23,107)
Institutional	(415,501)	(203,376)
Net Expenses	1,901,101	663,721
NET INVESTMENT INCOME	1,618,341	691,782
Net realized gain/(loss) on:
Investments	39,287,509	6,503,832
Investments sold in-kind	1,830,711	133,122
Foreign currency related transactions	(9,656)	7,651
Total net realized gain	41,108,564	6,644,605
Net change in unrealized appreciation/depreciation on:
Investments	(1,093,745)	4,092,328
Foreign currency related translations	(2,469)	(1,768)
Total net change in unrealized appreciation/depreciation	(1,096,214)	4,090,560
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	40,012,350	10,735,165
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,630,691	$11,426,947
*Foreign taxes withheld on dividends	$99,159	$23,705

(a)	The Funds acquired all of the assets and liabilities of their respective series of Financial Investors Trust (the “Predecessor Funds”), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information for the period prior to the close of business on September 12, 2025, reflects that of the Predecessor Funds which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

Vulcan Value Partners Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2025(a)	For the Year Ended April 30, 2025(a)
	(Unaudited)
OPERATIONS
Net investment income	$1,618,341	$1,031,717
Net realized gain	41,108,564	202,958,537
Net change in unrealized appreciation/depreciation	(1,096,214)	(164,338,764)
Net Increase in net assets resulting from operations	41,630,691	39,651,490
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Investor	—	(292,167)
Institutional	—	(1,307,811)
Net decrease in net assets from distributions	—	(1,599,978)
CAPITAL SHARE TRANSACTIONS
Shares sold
Investor Class	6,575,815	1,843,887
Institutional Class	7,593,706	44,849,009
Dividends reinvested
Investor Class	—	237,866
Institutional Class	—	1,154,279
Shares redeemed
Investor Class	(20,993,299)	(44,371,197)
Institutional Class	(82,395,234)	(329,372,956)
Net decrease in net assets derived from capital share transactions	(89,219,012)	(325,659,112)
Net decrease in net assets	(47,588,321)	(287,607,600)
NET ASSETS
Beginning of period	398,714,635	686,322,235
End of period	$351,126,314	$398,714,635

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investor Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2025(a)	For the Year Ended April 30, 2025(a)
	(Unaudited)
OPERATIONS
Net investment income	$691,782	$1,934,370
Net realized gain/(loss)	6,644,605	(12,585,774)
Net change in unrealized appreciation/depreciation	4,090,560	29,196,223
Net Increase in net assets resulting from operations	11,426,947	18,544,819
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Investor	—	(429,698)
Institutional	—	(1,670,328)
Net decrease in net assets from distributions	—	(2,100,026)
CAPITAL SHARE TRANSACTIONS
Shares sold
Investor Class	422,326	3,337,712
Institutional Class	2,068,202	28,983,509
Dividends reinvested
Investor Class	—	388,469
Institutional Class	—	1,437,392
Shares redeemed
Investor Class	(5,936,773)	(24,355,876)
Institutional Class	(14,243,732)	(215,062,003)
Redemption fees
Net decrease in net assets derived from capital share transactions	(17,689,977)	(205,270,797)
Net decrease in net assets	(6,263,030)	(188,826,004)
NET ASSETS
Beginning of period	120,828,976	309,654,980
End of period	$114,565,946	$120,828,976

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investor Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

Vulcan Value Partners Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended October 31, 2025(a) (Unaudited)		For the Year Ended April 30, 2025 (a)		For the Year Ended April 30, 2024 (a)	For the Year Ended April 30, 2023 (a)	For the Year Ended April 30, 2022 (a)	For the Year Ended April 30, 2021 (a)
Investor Class
Net Asset Value, Beginning of Period	$26.65		$25.21		$19.01	$20.74	$29.87	$19.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.09		(0.00	)(c)	—	0.00 (c)	(0.16)	(0.14)
Net realized and unrealized gain/(loss)	2.70		1.49		6.21	(0.74)	(5.75)	11.42
Total from Investment Operations	2.79		1.49		6.21	(0.74)	(5.91)	11.28

DISTRIBUTIONS:
From distributable earnings	—		(0.05)		(0.01)	(0.99)	(3.22)	(0.91)
Total Distributions	—		(0.05)		(0.01)	(0.99)	(3.22)	(0.91)

Redemption fees added to paid-in capital	—		—		—	—	—	0.00 (c)
Net Increase/(Decrease) in net asset value	2.79		1.44		6.20	(1.73)	(9.13)	10.37
Net Asset Value, End of Period	$29.44		$26.65		$25.21	$19.01	$20.74	$29.87
TOTAL RETURN(d)	10.47%		5.91%		32.68%	(2.99%)	(22.93%)	58.62%

RATIOS/SUPPLEMENTAL DATA:(e)
Net Assets, End of Period (000s)	$137,013		$137,152		$170,238	$232,565	$437,470	$624,789
Ratio of operating expenses to average net assets excluding waivers	1.19	%(f)	1.14%		1.08%	1.08%	1.06%	1.08%
Ratio of operating expenses to average net assets including waivers	1.16	%(f)	1.14%		1.08%	1.08%	1.06%	1.08%
Ratio of net investment income/(loss) to average net assets including waivers	0.63	%(f)	0.00	%(g)	(0.02%)	0.01%	(0.54%)	(0.57%)
Portfolio turnover rate	29%		56%		32%	40%	49%	67%

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investor Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Amount represents greater than $(0.005) per share and less than $0.005 per share.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at net asset value on the last day of the period and assuming all dividends are reinvested. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the full Schedule of Investments.
(f)	Annualized.
(g)	Amount represents less than 0.005%.

See Notes to Financial Statements.

Vulcan Value Partners Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended October 31, 2025(a) (Unaudited)		For the Year Ended April 30, 2025(a)	For the Year Ended April 30, 2024(a)	For the Year Ended April 30, 2023(a)	For the Year Ended April 30, 2022(a)	For the Year Ended April 30, 2021(a)
Institutional Class
Net Asset Value, Beginning of Period	$26.88		$25.40	$19.15	$20.84	$29.93	$19.52

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.14		0.08	0.04	0.04	(0.10)	(0.09)
Net realized and unrealized gain/(loss)	2.72		1.52	6.26	(0.74)	(5.77)	11.46
Total from Investment Operations	2.86		1.60	6.30	(0.70)	(5.87)	11.37

DISTRIBUTIONS:
From distributable earnings	—		(0.12)	(0.05)	(0.99)	(3.22)	(0.96)
Total Distributions	—		(0.12)	(0.05)	(0.99)	(3.22)	(0.96)

Redemption fees added to paid-in capital	—		—	—	—	—	0.00 (c)
Net Increase/(Decrease) in net asset value	2.86		1.48	6.25	(1.69)	(9.09)	10.41
Net Asset Value, End of Period	$29.74		$26.88	$25.40	$19.15	$20.84	$29.93
TOTAL RETURN(d)	10.64%		6.28%	32.94%	(2.78%)	(22.74%)	59.02%

RATIOS/SUPPLEMENTAL DATA:(e)
Net Assets, End of Period (000s)	$214,113		$261,562	$516,084	$696,853	$966,357	$1,147,175
Ratio of operating expenses to average net assets excluding waivers	1.18	%(f)	1.20%	1.13%	1.13%	1.11%	1.12%
Ratio of operating expenses to average net assets including waivers	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income/(loss) to average net assets including waivers	0.93	%(f)	0.29%	0.20%	0.23%	(0.34%)	(0.36%)
Portfolio turnover rate	29%		56%	32%	40%	49%	67%

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investor Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Amount represents greater than $(0.005) per share and less than $0.005 per share.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at net asset value on the last day of the period and assuming all dividends are reinvested. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the full Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended October 31, 2025(a) (Unaudited)		For the Year Ended April 30, 2025(a)		For the Year Ended April 30, 2024(a)	For the Year Ended April 30, 2023(a)	For the Year Ended April 30, 2022(a)	For the Year Ended April 30, 2021(a)
Investor Class
Net Asset Value, Beginning of Period	$11.21		$11.49		$10.87	$14.47	$22.62	$12.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.07		0.08		0.04	0.01	(0.10)	(0.10)
Net realized and unrealized gain/(loss)	0.94		(0.22	)(c)	0.62	(2.18)	(3.22)	10.73
Total from Investment Operations	1.01		(0.14)		0.66	(2.17)	(3.32)	10.63

DISTRIBUTIONS:
From distributable earnings	—		(0.14)		(0.04)	(1.43)	(4.83)	(0.02)
Total Distributions	—		(0.14)		(0.04)	(1.43)	(4.83)	(0.02)

Redemption fees added to paid-in capital	—		—		—	—	—	0.00 (d)
Net Increase/(Decrease) in net asset value	1.01		(0.28)		0.62	(3.60)	(8.15)	10.61
Net Asset Value, End of Period	$12.22		$11.21		$11.49	$10.87	$14.47	$22.62
TOTAL RETURN(e)	9.01%		(1.36%)		6.11%	(14.39%)	(21.58%)	88.51%

RATIOS/SUPPLEMENTAL DATA:(f)
Net Assets, End of Period (000s)	$25,900		$28,859		$48,711	$75,271	$221,910	$310,600
Ratio of operating expenses to average net assets excluding waivers	1.39	%(g)	1.37%		1.27%	1.26%	1.25%	1.25%
Ratio of operating expenses to average net assets including waivers	1.22	%(g)	1.25%		1.25%	1.25%	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets including waivers	1.20	%(g)	0.72%		0.38%	0.12%	(0.47%)	(0.65%)
Portfolio turnover rate	13%		29%		33%	26%	69%	75%

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investor Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/(loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.
(d)	Amount represents greater than $(0.005) per share and less than $0.005 per share.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at net asset value on the last day of the period and assuming all dividends are reinvested. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the full Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended October 31, 2025(a) (Unaudited)		For the Year Ended April 30, 2025(a)		For the Year Ended April 30, 2024(a)	For the Year Ended April 30, 2023(a)	For the Year Ended April 30, 2022(a)	For the Year Ended April 30, 2021(a)
Institutional Class
Net Asset Value, Beginning of Period	$11.33		$11.62		$10.99	$14.57	$22.70	$12.03

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.07		0.11		0.07	0.05	(0.04)	(0.06)
Net realized and unrealized gain/(loss)	0.97		(0.22	)(c)	0.62	(2.20)	(3.26)	10.77
Total from Investment Operations	1.04		(0.11)		0.69	(2.15)	(3.30)	10.71

DISTRIBUTIONS:
From distributable earnings	—		(0.18)		(0.06)	(1.43)	(4.83)	(0.04)
Total Distributions	—		(0.18)		(0.06)	(1.43)	(4.83)	(0.04)

Redemption fees added to paid-in capital	—		—		—	—	—	0.00 (d)
Net Increase/(Decrease) in net asset value	1.04		(0.29)		0.63	(3.58)	(8.13)	10.67
Net Asset Value, End of Period	$12.37		$11.33		$11.62	$10.99	$14.57	$22.70
TOTAL RETURN(e)	9.18%		(1.14%)		6.33%	(14.14%)	(21.40%)	89.07%

RATIOS/SUPPLEMENTAL DATA:(f)
Net Assets, End of Period (000s)	$88,666		$91,970		$260,944	$343,279	$721,399	$710,679
Ratio of operating expenses to average net assets excluding waivers	1.42	%(g)	1.41%		1.32%	1.31%	1.27%	1.29%
Ratio of operating expenses to average net assets including waivers	1.00	%(g)	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets including waivers	1.07	%(g)	0.97%		0.64%	0.42%	(0.19%)	(0.39%)
Portfolio turnover rate	13%		29%		33%	26%	69%	75%

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investor Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/(loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

(d)	Amount represents greater than $(0.005) per share and less than $0.005 per share.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at net asset value on the last day of the period and assuming all dividends are reinvested. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.

(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the full Schedule of Investments.

(g)	Annualized.

See Notes to Financial Statements.

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, the Vulcan Value Partners Fund and the Vulcan Value Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, non-diversified management investment companies registered under the 1940 Act. Each Fund’s investment objective is long-term capital appreciation.

The Funds both commenced operations of their Investor Class shares and Institutional Class shares on December 30, 2009 and May 1, 2019, respectively, as mutual funds that were series of Financial Investors Trust (the “Predecessor Funds”). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by their respective Fund. In connection with this acquisition as of the close of business on September 12, 2025, shares of the Predecessor Funds were exchanged for an equivalent number of shares of the corresponding Fund. Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund net assets of $385,874,088 and $125,205,806, respectively, Investor Class shares outstanding of 4,768,031 and 2,210,608 respectively, Institutional Class shares outstanding of 7,767,153 and 7,431,765 respectively, and net unrealized appreciation/depreciation of $90,184,138 and $28,010,174, respectively, and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization. The Predecessor Funds had investment objectives that were, in all material respects, the same as that of the Funds as described below. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of each Predecessor Fund has been adopted by the corresponding Fund and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

Each Fund offers Investor and Institutional Class shares. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

During the six months ended October 31, 2025, the Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ portfolio managers act as the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and f accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset values (“NAVs”) of the Funds are determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAVs are determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which Vulcan Value Partners LLC (the “Adviser“) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued) (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the Funds’ investments in the fair value hierarchy as of October 31, 2025 in valuing each Fund’s assets carried at fair value:

Vulcan Value Partners Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$348,842,214	$—	$—	$348,842,214
Money Market Funds	2,368,913	—	—	2,368,913
Total	$351,211,127	$—	$—	$351,211,127

Vulcan Value Partners Small Cap Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$113,185,763	$—	$—	$113,185,763
Money Market Funds	1,382,236	—	—	1,382,236
Total	$114,567,999	$—	$—	$114,567,999

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Funds. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with a Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Reflow Liquidity Program: Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. ReFlow will purchase shares of the Fund at NAV and will not be subject to any investment minimums. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net subscriptions, at the end of a maximum holding period determined by ReFlow (currently 28 days), or at other times as the Fund may request. ReFlow may choose to redeem its position in the Fund with an in-kind transfer of securities, instead of cash, enabling the Fund to avoid a realization of capital gains on the securities it transfers. ReFlow will not be subject to any short-term redemption fees. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of a Fund’s shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.

For the period ended October 31, 2025, Reflow purchased 76,151 shares at a value of $2,362,206 and redeemed 76,151 shares at a value of $2,350,022 from the Vulcan Value Partners Fund.

For the period ended October 31, 2025, Reflow purchased 16,560 shares at a value of $207,498 and redeemed 16,560 shares at a value of $207,001 from the Vulcan Value Partners Small Cap Fund.

Distributions to Shareholders: Each Fund intends to pay out dividends in cash, if any, and distribute any net realized capital gains to its shareholders at least annually.

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued) (Unaudited)

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as a regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

As of and during the six months ended October 31, 2025, the Funds did not have liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of October 31, 2025, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Predecessor Trust had an agreement with the Adviser, with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Predecessor Funds compensated the Adviser for its management services at the annual rate of 1.00% and 1.15% for Predecessor Vulcan Value Partners Fund and Predecessor Vulcan Value Partners Small Cap Fund, respectively, based on each Predecessor Fund’s average daily net assets. Effective September 12, 2025, the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund pay the Adviser an annual management fee of 0.85% and 1.00% respectively, based on each Fund’s average daily net assets. The management fee is calculated daily and paid on a monthly basis.

The Adviser contractually agreed to limit the Predecessor Vulcan Value Partners Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 0.85% of its average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. Effective as of the close of business on September 12, 2025, the Adviser has contractually agreed to limit the Vulcan Value Partners Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.10% and 0.85% of the Vulcan Value Partners Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. The Adviser contractually agreed to limit the Predecessor Vulcan Value Partners Small Cap Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 1.00% of the Predecessor Vulcan Value Partners Small Cap Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. Effective as of the close of business on September 12, 2025, the Adviser contractually agreed to limit the Vulcan Value Partners Small Cap Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.15% and 1.00% of the Vulcan Value Partners Small Cap Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. This expense limitation agreement is in effect for at least one-year from the date that the Funds commenced operations. The Adviser will be permitted to recapture expenses it has borne through the agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the agreement provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fee and expenses were deferred. The Adviser will not seek recoupment of any fees waived or expenses reimbursed pursuant to a Predecessor Fund’s expense limitation agreement. The Adviser may not discontinue or modify this waiver prior to its initial expiration without the approval of the Board of Trustees.

To the extent that the Adviser reimburses a Fund or waives fees otherwise payable by a Fund to the Adviser during any year with respect to a class of a Fund, and the total expenses borne by such respective class, (including the Adviser’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) do not exceed the limits described above, the Fund agrees to reimburse the Adviser for such reimbursements or fee waivers, provided that such do not exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. Any amounts that may be payable by a Fund to the Adviser after the third year following the time the expenses were initially incurred by a Fund or waived/reimbursed by the Adviser to a Fund, whichever is later, shall be extinguished and a Fund shall have no further obligation to pay the Adviser for such reimbursement or fee waiver.

As of October 31, 2025, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Expiring During the Fiscal Year Ended April 30, 2029
Vulcan Value Partners Fund
Investor	$22,520
Institutional	54,943
Total	$77,463
Vulcan Value Partners Small Cap Fund
Investor	$10,069
Institutional	31,869
Total	$41,938

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued) (Unaudited)

The investment advisory fees with respect to each Fund payable to the Adviser (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Adviser for a month, the Adviser remits payment representing the difference to the applicable Fund shortly following each month end.

Paralel Technologies LLC (the “Administrator”), the parent company of Paralel Distributors, Inc. (the “Distributor”), serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. ALPS Fund Services, Inc. (“ALPS”) served as the Predecessor Funds’ administrator prior to the reorganization.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. ALPS Distributors, Inc. served as the Predecessor Fund’s distributor prior to the reorganization.

State Street Bank and Trust, Co. (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement. The Bank of New York Mellon served as the Predecessor Fund’s transfer agent prior to the reorganization.

Paralel Technologies LLC serves as the Transfer Agent pursuant to a Transfer Agent Agreement. ALPS served as the Predecessor Fund’s transfer agent prior to the reorganization. Paralel receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out of pocket expenses.

The officers of the Trust and the Interested Trustee are officers and/or employees of the Administrator or Distributor. Additionally, some of these individuals are former officers and/or former employees of the administrator or distributor of the Predecessor Funds. ALPS received an annual fee for providing principal financial officer services to the Predecessor Funds. Those fees, as well as the fees and expenses of the Independent Trustees of the Predecessor Funds are presented on the Statements of Operations. Effective September 12, 2025, no persons (other than the Independent Trustees of the Trust) received compensation for acting as a trustee or officer of the Trust.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended October 31, 2025 were as follows:

Fund	Purchases of Securities	Purchases In-Kind	Proceeds from Sales of Securities	Proceeds from Sales In-Kind
Vulcan Value Partners Fund	$111,742,239	$—	$195,682,491	$2,276,319
Vulcan Value Partners Small Cap Fund	15,498,784	—	31,474,461	200,201

NOTE 5 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Vulcan Value Partners Fund
Investor
Shares sold	216,360	72,110
Dividends reinvested	—	8,337
Shares redeemed	(709,718)	(1,686,777)
Net decrease in shares outstanding	(493,358)	(1,606,330)
Institutional
Shares sold	253,419	1,652,492
Dividends reinvested	—	40,163
Shares redeemed	(2,786,237)	(12,275,820)
Net decrease in shares outstanding	(2,532,818)	(10,583,165)
Vulcan Value Small Cap Fund
Investor
Shares sold	34,042	269,319
Dividends reinvested	—	30,855
Shares redeemed	(488,079)	(1,966,473)
Net decrease in shares outstanding	(454,037)	(1,666,299)
Institutional
Shares sold	168,927	2,294,566
Dividends reinvested	—	113,091
Shares redeemed	(1,113,145)	(16,752,872)
Net decrease in shares outstanding	(944,218)	(14,345,215)

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (Continued) (Unaudited)

NOTE 6 - FEDERAL TAX INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of October 31, 2025.

The character of distributions paid on a tax basis during the year ended April 30, 2025 were as follows:

Fund	Ordinary Income
Vulcan Value Partners Fund	$1,599,978
Vulcan Value Partners Small Cap Fund	2,100,026

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at October 31, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)(a)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Vulcan Value Partners Fund	$93,008,534	$(32,032,609)	$—	$60,975,925	$290,235,202
Vulcan Value Small Cap Fund	26,218,726	(17,596,842)	—	8,621,884	105,946,115

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales. Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of October 31, 2025.

NOTE 7 - DISTRIBUTION PLAN

The Funds’ have adopted a Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”). The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board, of up to 0.25% of the average daily net assets of Investor Class of each Fund. This may include, but is not limited to, (a) payments, including incentive compensation, made to securities dealers or other intermediaries, financial institutions, investment advisers and others for the sale of, advising shareholders of, or holding omnibus accounts or acting as shareholders of record of Investor Class Shares, (b) rendering shareholder support services not otherwise provided by the transfer agent, (c) expenses of maintaining personnel who engage in or support distribution of Investor Class shares, (d) costs of preparing, printing, and distributing prospectuses and statements of additional information and reports of the Fund, (e) marketing and promotional activities, (f) preparing, printing and distributing sales literature, (g) costs of obtaining such information, and (h) costs of implementing and operating the Plan. The expenses of the Plan are reflected as 12b-1 fees in the Statement of Operations.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

Vulcan Value Partners

ADDITIONAL INFORMATION

October 31, 2025 (Unaudited)

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling 205.803.1582. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.sec.gov or by calling 205-803-1582.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The Disciplined Growth Investors Fund

A special meeting of shareholders was held on June 16, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (“FIT”), into The Disciplined Growth Investors Fund, a series of Elevation Series Trust (“EST”).

	# of Votes	% of Votes

Vote For	13,820,134	99.98
Vote Against	2,090	0.02
Abstain	0	0.00
TOTAL	13,822,223	100.00

Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

A special meeting of shareholders was held on August 7, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, each a series of FIT, into Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, each a newly created series of EST.

Vulcan Value Partners Fund
Vote For	6,963,929	93.53
Vote Against	131,981	1.77
Abstain	349,945	2.43
TOTAL	7,445,855	100.00

Vulcan Value Partners Small Cap Fund
Vote For	5,550,139	98.47
Vote Against	33,343	0.59
Abstain	52,744	0.94
TOTAL	5,636,226	100.00

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Disciplined Growth Investors Fund (“DGIFX”) Advisory Agreement Approval

At a meeting held on March 11, 2025 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Disciplined Growth Investors, Inc. (“DGI”) on behalf of DGIFX (the “Fund”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that DGI currently provided advisory services to the predecessor fund and would provide substantially identical services to the DGIFX. The Board noted the depth of DGI’s experience in the management of separately managed accounts, a CIT, and other investment vehicles, managing approximately $5.8 billion in assets. The Board reviewed the background information of the key investment professionals who would service DGIFX and noted their educational backgrounds and years of financial industry experience. The Board discussed that DGI followed an absolute return approach to equity investing and that the portfolio managers regularly assessed existing and potential new investment opportunities. The Board acknowledged that the portfolio managers met regularly to monitor and assess investment risk. The Board observed that DGI selected broker-dealers on the basis of best execution by considering the full range and quality of a broker-dealer’s services. The Board noted that DGI represented it had no material regulatory, compliance or litigation issues over the past 36 months. The Board concluded that it could expect DGI to provide quality service to the DGI Fund and its shareholders.

Performance. The Board considered the information provided by DGI related to the predecessor fund’s strategy and observed that the proposed strategy for DGIFX is identical to its predecessor fund. The Board reviewed the performance of the predecessor fund over various periods ended December 31, 2024.

The Board noted that the predecessor fund outperformed the ETFs and mutual funds selected by FUSE (“FUSE Peer Group”) across all periods. The Board further observed that the predecessor fund outperformed its benchmark, the S&P 500 Total Return Index, over the three-year period but underperformed its benchmark across all other periods. The Board acknowledged DGI’s explanation that the predecessor fund is a balanced portfolio and not managed to index, and that the equity portion of the portfolio had outperformed the S&P 500 across all periods. The Board concluded that DGI could be expected to provide satisfactory performance for DGIFX and its shareholders.

Cost of Services Provided. The Board observed that DGI’s proposed management fee was identical to the fee charged by DGI to the predecessor fund, which was a “unitary fee” under which DGI would pay all expenses of the DGI Fund except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of DGIFX’s unitary management fee to the total expense ratios of the funds in the FUSE Peer Group was appropriate. The Board observed that the proposed management fee was slightly higher than the median of the FUSE Peer Group but well within the range of the FUSE Peer Group funds. The Board also considered the fees charged by DGI to SMAs utilizing a similar strategy, noting that DGI’s proposed management fee for DGIFX was lower than the fees charged to the SMAs until an SMA exceeded a high threshold of assets. Given these and other considerations, the Board concluded that the proposed management fee for DGIFX was not unreasonable.

Economies of Scale and Profitability. The Board reviewed DGI’s projected profitability analysis in connection with the operation of the DGIFX and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to DGIFX. The Board also considered the benefits that could be derived by DGI from its soft dollar arrangements. The Board concluded that the estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received information from DGI as it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the Advisory Agreement was in the best interests of the DGIFX and its shareholders.

Vulcan Value Partners Fund (“VPF”) and Vulcan Value Partners Small Cap Fund (“VSCF”) Advisory Agreements Approval

At a meeting held on December 11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Vulcan Value Partners, LLC (“Vulcan”) on behalf of VPF and VSCF (together the “Funds”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements, noting that Vulcan currently provided advisory services to the current VPF and VSCF in another fund company (collectively the “Current Vulcan Funds”) and would provide substantially identical services to the Funds. The Board noted the depth of Vulcan’s experience in the management of separately managed accounts, UCITS, CITs and private funds, managing total assets of approximately $7.3 billion as of September 30, 2024. The Trustees considered the qualifications, experience and capabilities of Vulcan’s management team and other personnel. The Board acknowledged the investment team’s depth of experience and knowledge in investment operations.

The Board verified that it had received a copy of Vulcan’s Form ADV, as well as Vulcan’s response to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services provided by Vulcan. The Board noted Vulcan’s strong financial strength and long operating history. In conclusion, the Board agreed that Vulcan can be expected to provide acceptable services to VPF and VSCF and each Fund’s shareholders.

Performance. The Board considered the information provided by Vulcan regarding each Fund’s strategy and observed that the proposed strategies for the Funds are identical to the corresponding Current Vulcan Funds. The Board discussed the performance of each Current Vulcan Fund, observing that the Current VPF outperformed its Russell 1000 Value Index benchmark for the one-year period, performed in line for the five year and ten-year periods and underperformed for the three-year period.

The Board reviewed historical information for VSCF, noting for each period since inception, the Current Vulcan Fund underperformed its Russell 2000 Value Index benchmark. The Trustees considered information provided by Vulcan regarding the underperformance, noting that Vulcan’s stated goal to reduce risk while maintaining quality security selection was in line with the historical performance. In conclusion, the Trustees concurred that Vulcan’s proposed investment strategies and each Current Vulcan Fund’s historical performance appeared to be reasonably designed to achieve acceptable performance for each Fund’s’ shareholders.

Cost of Services Provided. The Board appraised the proposed advisory fees for the Funds, which were the same as the Current Vulcan Funds’ advisory fees. Accordingly, the Board agreed that a comparison of each Fund’s management fee to the respective peer funds’ total expense ratio in the FUSE Report was appropriate.

The Board considered that it was provided a comparison of each Fund’s fees to a group of ETFs and mutual funds selected by FUSE (“FUSE Peer Group”). The Board noted that, when compared to the FUSE Peer Group, VPF’s proposed advisory fee was slightly higher than the median fund in the FUSE Peer Group but within the range of the FUSE Peer Group funds. The Board also reflected that VSCF’s proposed advisory fee was in line with the median FUSE Peer Group. Considering the relevant comparisons, the Board agreed that the proposed management fees for both VPF and VSCF were not unreasonable.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by Vulcan from its relationship with the Funds and reviewed an analysis of Vulcan’s expected profitability with regard to the services provided to each Fund, observing that the profits anticipated for each Fund were not unreasonable for the initial two-year term of the Advisory Agreements.

Conclusion. Having requested and received information from Vulcan as it believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of each respective Advisory Agreement was in the best interests of VPF, VSCF and each Fund’s shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)	Not applicable to this semi-annual filing.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President
(Principal Executive Officer)

Date:	January 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President
(Principal Executive Officer)

Date:	January 5, 2025

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer
(Principal Financial Officer)

Date:	January 5, 2025